Related Party Transactions_Unused Commitments To Related Parties(Details) ₩ in Millions		Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)
Balhae Infrastructure Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment		₩ 7,327		₩ 10,453
Korea Credit Bureau Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card		557		108
KoFC KBIC Frontier Champ 2010-5(PEF)
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Preferred loss allowance agreement	[1]	0		10,000
Purchase of security investment	[1]	0		2,150
KB GwS Private Securities Investment Trust
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment		876		876
Aju Good Technology Venture Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment		1,154		1,960
Incheon Bridge Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Loan commitments in Korean won		20,000		20,000
Unused commitments of credit card		93		94
KoFC POSCO HANHWA KB Shared Growth Private Equity Fund No. 2
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Preferred loss allowance agreement		10,000		10,000
Purchase of security investment		12,550		12,550
SY Auto Capital Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Loan commitments in Korean won		8,100		6,700
Unused commitments of credit card		60		94
KB No.9 Special Purpose Acquisition Company
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card	[1]	0		1
KB No.10 Special Purpose Acquisition Company
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card	[1]	0		5
KB No.18 Special Purpose Acquisition Company
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card		15		0
KB No.19 Special Purpose Acquisition Company
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card		1		0
CellinCells Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card		20		0
RAND Bio Science Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card		24		24
Builton Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card	[1]	0		3
Food Factory Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card		25		11
Big Dipper Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card		89		95
KB Pre IPO Secondary Venture Fund 1st
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Preferred loss allowance agreement		1,671		1,671
POSCO-KB Shipbuilding Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment		5,000		7,500
KB-KDBC New Technology Business Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment		0		5,000
KBTS Technology Venture Private Equity Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment		5,936		13,776
KB-SJ Tourism Venture Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment		2,000		3,500
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment		18,000		32,000
KB SPROTT Renewable Private Equity Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment		22,833		0
KB-Stonebridge Secondary Private Equity Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment		27,930		0
KB Social Impact Investment Association
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment		3,000		0
BNF Corporation Ltd
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Loan commitments in Korean won		360		0
A-PRO Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card		96		0
KB-UTC Inno-Tech Venture Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment		22,050		0
KB Solidus Global Healthcare Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment		24,700		0
RMGP Bio-Pharma Investment Fund, L.P.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment | $			$ 8,911,002		$ 10,271,257
RMGP Bio-Pharma Investment, L.P.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment | $			$ 13,150		$ 15,847
Key management
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Loan commitments in Korean won		₩ 1,695		₩ 1,832

[1]	Excluded from the Group's related party as of December 31, 2019.